Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank and in hand	$ 1,259,242	$ 137,451	$ 137,451
Total	$ 1,259,242	$ 137,451	$ 137,451